Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related parties
Schedule of transactions with associates, joint ventures and equity investees

	Associates and	Equity
	joint ventures	shares (1)	Total
31 December 2024	£m	£m	£m
Investments	690	122	812
Loans to customers- amortised cost	—	4	4
Customer deposits	1	1	2
Other comprehensive income	—	(22)	(22)
Other operating income	19	—	19

31 December 2023
Investments	668	145	813
Loans to customers - amortised cost	—	13	13
Customer deposits	2	10	12
Other comprehensive income	—	(8)	(8)
Other operating income	(11)	—	(11)

(1)Represents investments in entities where ownership is more than 10%